Document and Entity Information	Jun. 17, 2024
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001703647
Document Type	8-K
Document Period End Date	Jun. 17, 2024
Entity Registrant Name	Korro Bio, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39062
Entity Tax Identification Number	47-2324450
Entity Address, Address Line One	One Kendall Square
Entity Address, Address Line Two	Building 600-700
Entity Address, Address Line Three	Suite 6-401
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02139
City Area Code	(617)
Local Phone Number	468-1999
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	KRRO
Entity Emerging Growth Company	true
Entity Ex Transition Period	false